THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
March 31, 2021
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.85% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$14,386,923	$4,586,091
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		11,691,258	4,387,067
Private Equity (31.07% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		66,444	260,344
CX Partners Fund Ltd. (2)(3)	April, 2009		15,915,528	5,675,000
Gavea Investment Fund II A, L.P.	May, 2007		-	27,338
Gavea Investment Fund III A, L.P.	September, 2008		-	223,677
India Asset Recovery Fund L.P.	October, 2006		-	3,354
J.C. Flowers III L.P.	October, 2009		7,897,834	2,130,844
LC Fund IV, L.P.(3)	May, 2008		8,135,153	1,059,247
New Horizon Capital III, L.P. (2)	March, 2009		6,449,510	7,990,323
Northstar Equity Partners III (2)	June, 2011		6,509,082	4,626,209
Orchid Asia IV, L.P. (2)	November, 2007		5,246,768	46,458,321
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,827,955	3,040,426
Tiger Global Private Investment Partners IV, L.P.	March, 2007		1,182,343	135,037
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	4,839,796
Tiger Global Private Investment Partners VI, L.P.	November, 2010		2,672,187	7,847,279
Trustbridge Partners II, L.P.	December, 2007		5,317,548	7,109,895
Trustbridge Partners III, L.P. (3)	April, 2009		17,572,448	17,144,881
Trustbridge Partners IV, L.P.(2)	September, 2011		10,764,112	42,396,949
Real Estate (0.88% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	496,355
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		3,875,899	3,801,324

Total Cayman Islands			130,153,885	164,239,757

Guernsey
Private Equity (0.02% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		3,836,887	98,130

Total Guernsey			3,836,887	98,130

United Kingdom
Private Equity (0.19% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		7,117,317	905,825
Real Estate (0.08% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	40,525
Patron Capital, L.P. II	February, 2005		734,703	63,819
Patron Capital, L.P. III	July, 2007		3,369,173	297,823

Total United Kingdom			13,196,506	1,307,992

United States
Energy (12.20% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P.	December, 2011		4,864,036	3,073,940
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,837,626	370,978
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		6,585,255	967,904
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,052,203	13,401,184
Intervale Capital Fund, L.P. (2)	May, 2008		6,214,948	6,190,306
Merit Energy Partners G, L.P.	September, 2009		17,251,785	10,885,140
Midstream & Resources Follow-On Fund, L.P. (3)	March, 2010		3,459,071	2,938,731
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,232,992	2,012,439
NGP IX Offshore Fund, L.P.	March, 2008		4,664,972	971,014

NGP Midstream & Resources, L.P. (2)	October, 2007		5,412,496	579,275
Quantum Parallel Partners V, LP (3)	October, 2008		24,037,377	17,023,092
TPF II-A, L.P. (3)	October, 2008		7,547,610	862,883
Event-Driven (2.89% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		7,437,015	4,563,293
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	4,151,861
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		573,769	3,715,579
Harbinger Capital Partners Fund I, L.P. (3)(6)	November, 2006		39,076,697	-
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	68,726
Harbinger Class L Holdings (U.S.), LLC (6)	July, 2010		36,255	203,763
Harbinger Class LS Holdings (U.S.) Trust (6)	May, 2013	3,225	2,190,547	-
Harbinger Class PE Holdings (U.S.) Trust (6)	July, 2010	4	1,320,690	1,351,140
Private Equity (40.30% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,095,662	582,062
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,568,311	6,697,589
BDCM Opportunity Fund II, L.P. (2)	March, 2006		2,800,084	762,273
Catterton Growth Partners, L.P.	March, 2008		10,859,721	3,080,685
Chrysalis Ventures III, L.P.	December, 2006		1,458,166	771,678
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,593	512,144
Crosslink Crossover Fund VI, L.P.	March, 2007		-	10,177,535
Dace Ventures I, LP (3)	June, 2007		1,949,625	709,155
Fairhaven Capital Partners, L.P.	March, 2008		8,742,846	3,347,496
Founders Fund III, LP	May, 2010		-	35,982,855
Founders Fund IV, LP	January, 2012		-	50,810,326
Garrison Opportunity Fund LLC (3)	February, 2010		-	359,464
Garrison Opportunity Fund II A LLC	March, 2011		-	3,028,488
HealthCor Partners Fund, L.P. (2)(3)	August, 2007		1,566,357	3,955,202
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		6,068,357	279,492
Middle East North Africa Opportunities Fund, L.P. (3)(6)	July, 2008	3,969	3,969,272	150,429
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	2,420
Monomoy Capital Partners II, L.P. (2)	May, 2011		6,973,126	8,919,198
Pine Brook Capital Partners, L.P.	January, 2008		9,934,141	1,032,715
Pinto America Growth Fund, L.P.	July, 2006		-	1,139,392
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,362,317	439,661
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	17,014,196
Saints Capital VI, L.P. (3)	April, 2008		9,187,957	1,788,170
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,222,531	667,406
Sanderling Venture Partners VI, L.P.	June, 2005		651,745	614,999
Sterling Capital Partners II, L.P.	August, 2005		1,039,496	111,451
Sterling Group Partners III, L.P. (2)	April, 2010		3,239,994	877,510
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	1,513,505
TAEF Fund, LLC (6)	August, 2008		2,481,307	3,398,460
Tenaya Capital V, LP	November, 2007		816,096	1,246,352
Tenaya Capital VI, LP	July, 2012		4,516,706	7,085,289
The Column Group, LP	September, 2007		3,116,231	18,960,464
The Raptor Private Holdings L.P. (6)	January, 2009	1,025	698,804	117,562
Trivest Fund IV, L.P.(2)(3)	November, 2007		66,650	91,842
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		434,042	1,151,045
Valiant Capital Partners LP (6)	July, 2009		2,717,898	3,250,673
VCFA Private Equity Partners IV, L.P.	March, 2005		1,895,552	209,937
VCFA Venture Partners V, L.P.	January, 2007		4,901,713	1,057,678
Voyager Capital Fund III, L.P.	May, 2007		1,606,277	709,737
WestView Capital Partners II, L.P. (3)	August, 2009		4,904,617	3,161,620
Real Estate (6.23% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		1,543,876	441,911
Florida Real Estate Value Fund, L.P. (2)(3)	October, 2010		-	14,165
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)(3)	July, 2008		12,117,444	8,975,123
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		2,389	124,650
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)(3)	February, 2008		9,542,106	8,634,380
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,318,096	2,746,399
Northwood Real Estate Partners LP (2)	April, 2008		6,384,331	7,139,135
SBC US Fund II, LP (3)	June, 2011		4,996,236	2,160,914
Square Mile Partners III LP	April, 2008		3,709,702	37,744
Relative Value (0.13% of Partners’ Capital)
King Street Capital, L.P. (6)	November, 2009		-	292,223
Magnetar Capital Fund LP (3)(6)	February, 2009		-	257,622
Magnetar SPV LLC (3)(6)	May, 2008		179,228	3,007

PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	-
Stark Select Asset Fund, LLC (6)	July, 2010		-	67,026

Total United States			402,808,281	299,993,702

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			549,995,559	465,639,581	95.84%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.08% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	4,331	432,402	374,750

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			432,402	374,750

Total Passive Foreign Investment Companies			432,402	374,750	0.08%

Total Investments in Investment Funds(7)			550,427,961	466,014,331	95.92%

Investments in Securities
Common Stocks
United States
Other Technology (0.15% of Partners’ Capital)
Eventbrite, Inc.	November, 2007	33,295	742,811	737,817

Total Common Stocks			742,811	737,817

Total Investments in Securities			742,811	737,817	0.15%

Total Investments			$551,170,772	$466,752,148	96.07%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2021 were $48,107,270. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of March 31, 2021. The total of all such investments represents 0.00% of partners’ capital.
(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of March 31, 2021 was $120,509,136 and $21,966,114, respectively.
(7)	Restricted investments as to resale.